OPTIONS AND WARRANTS (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 18, 2015	Oct. 23, 2015	May. 11, 2015	Sep. 12, 2014	Jan. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants Outstanding, Shares						7,221,685	7,078,685	5,113,990	2,717,258
Warrants Outstanding, Weighted-Average Exercise Price						$ 2.01	$ 2.02	$ 1.71	$ 2.28
Warrants Outstanding, Weighted-Average Remaining Contractual Term						2 years 292 days	3 years	3 years 219 days	6 years 7 days
Warrants Outstanding, Aggregate Intrinsic Value						$ 536,265	$ 497,933	$ 6,041,436
Vested and expected to vest at December 31, 2015						7,221,685	7,078,685
Vested and expected to vest at December 31, 2015						$ 2.03	$ 2.02
Vested and expected to vest at December 31, 2015						2 years 292 days	3 years
Vested and expected to vest at December 31, 2015						$ 536,265	$ 497,933
Exercisable at December 31, 2015						7,138,353	6,945,353
Exercisable at December 31, 2015						$ 2.01	$ 2.01
Exercisable at December 31, 2015						2 years 292 days	3 years
Exercisable at December 31, 2015						$ 536,265	$ 497,933
Warrants Granted, Shares	100,000	33,334	374,641	2,000	12,246	143,000	3,728,479	2,396,732
Warrants Granted, Weighted-Average Exercise Price						$ 1.89	$ 2.62	$ 4.64
Warrants Granted, Weighted-Average Remaining Contractual Term						2 years 328 days	2 years 109 days	2 years 18 days
Warrants Exercised, Shares						0	(164,184)	0
Warrants Exercised, Weighted-Average Exercise Price							$ 1.58	$ 0
Warrants Canceled, Shares						0	(1,599,600)	0
Warrants Canceled, Weighted-Average Exercise Price							$ 2.50	$ 0